Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Profit (loss) for the period attributable to equity holders of the Company	$ (381)	$ (716)	$ (1,523)	$ 2,033	$ 1,875
Item that will not be reclassified subsequently to profit or loss:
Currency translation differences	(2)	15	16	16	(12)
Total comprehensive (expense) income for the period attributable to equity holders of the Company	$ (383)	$ (701)	$ (1,507)	$ 2,049	$ 1,863